Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 26, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill Activity	Goodwill activity was as follows:

(in millions)	Total
Balance as of December 29, 2018	$1,018
Additions	—

Balance as of December 28, 2019	$1,018
Additions	—

Balance as of December 26, 2020	$1,018

Schedule of Intangible Assets, Net

Schedule of Amortization Expense For Purchased and Developed Intangible Assets	Amortization expense for purchased and developed intangible assets is as follows:

Schedule of Future Amortization Expense